Taxation on Ordinary Activities - Additional Information (Details)		1 Months Ended	12 Months Ended
	Sep. 27, 2021 GBP (£)	Jul. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) CorporateGroup	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Income Tax Disclosure [Line Items]
Corporation tax rate			19.00%	19.00%	19.00%
Change to the deferred tax liabilities due to the effect of change in tax rate			£ 91,000,000		£ 65,000,000
Change to deferred tax liabilities due to release of provision in application of overseas withholding tax offset				£ 35,000,000
Tax on adjusting items			119,000,000	287,000,000	373,000,000
Non-controlling interests' share of the adjusting items net of tax			£ 6,000,000	8,000,000	17,000,000
Perpetual Hybrid Bonds
Income Tax Disclosure [Line Items]
Tax relief on issuance cost and coupon incurred	£ 5,000,000
Interest on tax payables including FIIGLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup			18
Litigation settlement amount ordered by court							£ 1,200,000,000
Litigation settlement amount, applying judgement		£ 300,000,000
Litigation settlement amount received						£ 1,224,000,000
Tax on litigation settlement						£ 261,000,000
Tax rate on litigation settlement						45.00%
Litigation settlement amount received after tax			£ 900,000,000			£ 963,000,000
Interest related to FII GLO			20,000,000	£ 21,000,000	£ 28,000,000
Minimum annual interim repayments expected to be paid on litigation settlement			£ 50,000,000